Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
September 30, 2023
LCC-NPRT3-1123
1.9899865.102
Foreign Government and Government Agency Obligations - 81.3%
		Principal Amount (a)	Value ($)
Brazil - 10.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.9654% to 13.7798% 1/1/24 to 7/1/26	BRL	129,520,000	21,919,494
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,658,236
10% 1/1/27	BRL	38,000,000	7,375,248
10% 1/1/29	BRL	14,250,000	2,691,388
10% 1/1/31	BRL	12,000,000	2,215,831
10% 1/1/33	BRL	12,550,000	2,272,440
TOTAL BRAZIL			42,132,637
Chile - 1.4%
Chilean Republic:
4.5% 3/1/26	CLP	1,025,000,000	1,097,678
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,025,238
6% 4/1/33(Reg. S) (b)	CLP	1,500,000,000	1,658,382
6% 1/1/43	CLP	1,275,000,000	1,435,191
TOTAL CHILE			5,216,489
China - 4.2%
Peoples Republic of China:
2.68% 5/21/30	CNY	48,750,000	6,671,940
2.88% 2/25/33	CNY	28,000,000	3,888,332
3.12% 10/25/52	CNY	15,000,000	2,074,239
3.81% 9/14/50	CNY	23,250,000	3,596,614
TOTAL CHINA			16,231,125
Colombia - 3.9%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	6,339,730
6% 4/28/28	COP	1,850,000,000	373,155
7% 6/30/32	COP	20,800,000,000	3,814,727
7.25% 10/18/34	COP	11,500,000,000	2,043,043
7.25% 10/26/50	COP	8,500,000,000	1,298,156
7.5% 8/26/26	COP	5,075,000,000	1,142,016
9.25% 5/28/42	COP	900,000,000	175,400
TOTAL COLOMBIA			15,186,227
Czech Republic - 4.5%
Czech Republic:
0.45% 10/25/23	CZK	19,750,000	851,697
0.95% 5/15/30 (Reg. S)	CZK	175,750,000	5,986,821
1.2% 3/13/31	CZK	45,000,000	1,527,350
1.5% 4/24/40	CZK	40,000,000	1,065,867
2% 10/13/33	CZK	155,500,000	5,269,520
5.7% 5/25/24	CZK	66,500,000	2,891,979
TOTAL CZECH REPUBLIC			17,593,234
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	465,509
13.625% 2/3/33 (b)	DOP	38,500,000	795,413
TOTAL DOMINICAN REPUBLIC			1,260,922
Egypt - 0.3%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	889,421
16.1% 5/7/29	EGP	12,000,000	291,313
TOTAL EGYPT			1,180,734
Hungary - 3.2%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	817,320
2.75% 12/22/26	HUF	1,144,000,000	2,655,435
3% 6/26/24	HUF	750,000,000	1,955,935
3% 10/27/38	HUF	500,000,000	835,092
3.25% 10/22/31	HUF	442,000,000	918,590
5.5% 6/24/25	HUF	400,000,000	1,036,219
6.75% 10/22/28	HUF	1,653,000,000	4,342,715
TOTAL HUNGARY			12,561,306
Indonesia - 8.1%
Indonesian Republic:
5.125% 4/15/27	IDR	15,000,000,000	928,340
6.375% 4/15/32	IDR	66,000,000,000	4,131,673
6.5% 2/15/31	IDR	48,500,000,000	3,059,689
7.125% 6/15/42	IDR	22,500,000,000	1,464,945
7.125% 6/15/43	IDR	20,000,000,000	1,298,609
7.5% 4/15/40	IDR	41,750,000,000	2,812,148
8.25% 5/15/29	IDR	123,500,000,000	8,571,164
8.25% 5/15/36	IDR	44,750,000,000	3,192,292
8.375% 9/15/26	IDR	66,750,000,000	4,540,771
8.375% 3/15/34	IDR	19,788,000,000	1,409,679
TOTAL INDONESIA			31,409,310
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	847,034
Malaysia - 8.3%
Malaysian Government:
3.519% 4/20/28	MYR	40,750,000	8,600,526
3.582% 7/15/32	MYR	25,750,000	5,325,716
3.757% 5/22/40	MYR	5,000,000	1,000,895
3.828% 7/5/34	MYR	14,300,000	2,983,622
3.885% 8/15/29	MYR	13,000,000	2,765,461
3.906% 7/15/26	MYR	23,500,000	5,051,605
4.065% 6/15/50	MYR	9,750,000	1,942,337
4.696% 10/15/42	MYR	6,450,000	1,441,412
4.762% 4/7/37	MYR	13,000,000	2,943,160
TOTAL MALAYSIA			32,054,734
Mexico - 10.4%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	14,154,824
7.75% 11/23/34	MXN	91,000,000	4,471,845
7.75% 11/13/42	MXN	141,750,000	6,581,930
8% 9/5/24	MXN	53,000,000	2,948,400
8% 7/31/53	MXN	22,000,000	1,032,974
8.5% 5/31/29	MXN	205,250,000	11,044,959
TOTAL MEXICO			40,234,932
Peru - 2.4%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	477,007
5.4% 8/12/34(Reg. S)	PEN	4,850,000	1,094,859
5.94% 2/12/29	PEN	5,250,000	1,345,226
6.35% 8/12/28	PEN	9,900,000	2,615,611
6.9% 8/12/37	PEN	2,500,000	629,467
6.95% 8/12/31	PEN	11,500,000	3,013,936
TOTAL PERU			9,176,106
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	504,431
Poland - 4.9%
Polish Government:
1.25% 10/25/30	PLN	5,700,000	985,635
1.75% 4/25/32	PLN	16,500,000	2,754,803
2.25% 10/25/24	PLN	8,500,000	1,893,284
2.5% 7/25/26	PLN	19,500,000	4,171,968
2.5% 7/25/27	PLN	22,000,000	4,585,925
2.75% 4/25/28	PLN	10,500,000	2,171,816
2.75% 10/25/29	PLN	7,000,000	1,390,915
6% 10/25/33	PLN	3,750,000	865,127
TOTAL POLAND			18,819,473
Romania - 3.6%
Romanian Republic:
3.65% 9/24/31	RON	7,000,000	1,201,304
4.25% 4/28/36	RON	2,500,000	410,683
4.75% 2/24/25	RON	23,800,000	4,956,911
4.75% 10/11/34	RON	2,250,000	396,772
5% 2/12/29	RON	28,950,000	5,714,314
5.8% 7/26/27	RON	2,750,000	569,120
6.7% 2/25/32	RON	3,750,000	778,631
TOTAL ROMANIA			14,027,735
South Africa - 8.4%
South African Republic:
6.25% 3/31/36	ZAR	93,000,000	3,003,594
6.5% 2/28/41	ZAR	59,000,000	1,758,306
7% 2/28/31	ZAR	98,750,000	4,090,997
8% 1/31/30	ZAR	259,000,000	11,931,991
8.25% 3/31/32	ZAR	17,750,000	765,228
8.75% 2/28/48	ZAR	118,750,000	4,350,321
8.875% 2/28/35	ZAR	155,500,000	6,475,208
TOTAL SOUTH AFRICA			32,375,645
Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	82,750,000	1,868,621
1.6% 6/17/35	THB	180,750,000	4,118,732
2% 12/17/31	THB	58,250,000	1,459,456
2% 6/17/42	THB	85,000,000	1,815,805
2.875% 6/17/46	THB	44,400,000	1,057,756
3.3% 6/17/38	THB	209,750,000	5,589,758
3.775% 6/25/32	THB	78,000,000	2,223,397
TOTAL THAILAND			18,133,525
Turkey - 0.6%
Turkish Republic:
10.5% 8/11/27	TRY	27,000,000	632,201
10.6% 2/11/26	TRY	26,000,000	677,251
11.7% 11/13/30	TRY	13,000,000	315,298
12.6% 10/1/25	TRY	19,500,000	552,388
TOTAL TURKEY			2,177,138
Uruguay - 0.9%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	756,172
8.5% 3/15/28 (Reg. S)	UYU	70,000,000	1,739,101
9.75% 7/20/33	UYU	34,298,120	899,770
TOTAL URUGUAY			3,395,043
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $336,256,151)			314,517,780

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	964,318
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	943,236
5.7% 11/12/24	INR	105,000,000	1,240,162
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,654,770)			3,147,716

Money Market Funds - 16.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $65,315,483)	65,302,422	65,315,483

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $405,226,404)	382,980,979
NET OTHER ASSETS (LIABILITIES) - 1.0% (d)	3,794,872
NET ASSETS - 100.0%	386,775,851

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

IDR	14,749,575,000	USD	953,203	Citigroup Global Markets, Inc.	10/02/23	1,153
MXN	17,710,460	USD	1,018,445	BNP Paribas S.A.	10/03/23	(2,209)
BRL	7,219,000	USD	1,445,419	Bank of America, N.A.	12/07/23	(21,380)
CLP	906,952,000	USD	1,015,055	BNP Paribas S.A.	12/07/23	364
CLP	987,426,000	USD	1,100,809	State Street Bank and Trust Co	12/07/23	4,709
CNY	7,450,000	USD	1,033,502	BNP Paribas S.A.	12/07/23	(6,587)
CNY	7,832,000	USD	1,084,314	Bank of America, N.A.	12/07/23	(4,744)
CNY	157,493,000	USD	21,837,632	Goldman Sachs Bank USA	12/07/23	(128,655)
COP	1,568,500,000	USD	383,215	Bank of America, N.A.	12/07/23	(5,353)
COP	4,247,300,000	USD	1,067,697	State Street Bank and Trust Co	12/07/23	(44,493)
COP	3,052,600,000	USD	742,725	State Street Bank and Trust Co	12/07/23	(7,332)
CZK	17,963,000	USD	777,760	BNP Paribas S.A.	12/07/23	(1,042)
CZK	45,658,000	USD	2,002,070	Goldman Sachs Bank USA	12/07/23	(27,823)
CZK	23,405,000	USD	1,014,454	Goldman Sachs Bank USA	12/07/23	(2,425)
CZK	18,627,000	USD	811,346	Goldman Sachs Bank USA	12/07/23	(5,916)
CZK	24,794,000	USD	1,076,158	Goldman Sachs Bank USA	12/07/23	(4,069)
CZK	47,254,000	USD	2,064,179	State Street Bank and Trust Co	12/07/23	(20,921)
EGP	22,065,000	USD	683,127	Citibank, N. A.	12/07/23	8,225
HUF	94,629,000	USD	250,485	Goldman Sachs Bank USA	12/07/23	3,483
HUF	263,918,000	USD	724,896	JPMorgan Chase Bank, N.A.	12/07/23	(16,584)
IDR	20,989,900,000	USD	1,365,641	BNP Paribas S.A.	12/07/23	(7,699)
IDR	59,798,500,000	USD	3,886,300	Citibank, N. A.	12/07/23	(17,636)
IDR	23,510,700,000	USD	1,527,909	State Street Bank and Trust Co	12/07/23	(6,884)
INR	221,825,000	USD	2,667,609	Citibank, N. A.	12/07/23	(4,163)
MXN	5,442,000	USD	314,378	JPMorgan Chase Bank, N.A.	12/07/23	(5,598)
MXN	33,887,000	USD	1,904,522	JPMorgan Chase Bank, N.A.	12/07/23	18,230
MYR	9,711,000	USD	2,089,286	Goldman Sachs Bank USA	12/07/23	(11,228)
MYR	7,742,000	USD	1,657,638	Royal Bank of Canada	12/07/23	(927)
MYR	6,702,000	USD	1,442,842	State Street Bank and Trust Co	12/07/23	(8,680)
PEN	6,854,000	USD	1,848,187	BNP Paribas S.A.	12/07/23	(45,206)
PHP	54,303,000	USD	959,078	Citibank, N. A.	12/07/23	(224)
PLN	26,701,000	USD	6,159,140	Citibank, N. A.	12/07/23	(59,535)
PLN	4,298,000	USD	996,864	JPMorgan Chase Bank, N.A.	12/07/23	(15,024)
PLN	7,907,000	USD	1,823,722	State Street Bank and Trust Co	12/07/23	(17,439)
RON	10,928,000	USD	2,362,324	BNP Paribas S.A.	12/07/23	(42,638)
RON	5,055,000	USD	1,086,710	Citibank, N. A.	12/07/23	(13,685)
THB	42,066,000	USD	1,158,843	JPMorgan Chase Bank, N.A.	12/07/23	(1,698)
THB	762,241,000	USD	21,623,858	JPMorgan Chase Bank, N.A.	12/07/23	(656,260)
TRY	10,159,000	USD	351,741	State Street Bank and Trust Co	12/07/23	(8,074)
USD	1,414,350	BRL	7,219,000	Goldman Sachs Bank USA	12/07/23	(9,688)
USD	1,189,136	BRL	5,998,000	State Street Bank and Trust Co	12/07/23	5,955
USD	660,384	CLP	591,935,000	Bank of America, N.A.	12/07/23	(2,344)
USD	440,252	CNY	3,185,000	Bank of America, N.A.	12/07/23	1,228
USD	990,670	CNY	7,167,000	Citibank, N. A.	12/07/23	2,764
USD	2,967,259	CNY	21,388,000	Citibank, N. A.	12/07/23	19,117
USD	2,010,380	CNY	14,526,000	Goldman Sachs Bank USA	12/07/23	8,103
USD	2,970,537	CZK	68,609,000	Bank of America, N.A.	12/07/23	3,892
USD	959,568	HUF	358,547,000	BNP Paribas S.A.	12/07/23	(2,713)
USD	1,971,883	INR	164,810,000	BNP Paribas S.A.	12/07/23	(6,985)
USD	1,925,288	MXN	33,887,000	Bank of America, N.A.	12/07/23	2,536
USD	308,198	MXN	5,442,000	State Street Bank and Trust Co	12/07/23	(582)
USD	954,837	MYR	4,461,000	Goldman Sachs Bank USA	12/07/23	227
USD	847,742	PEN	3,182,000	Citibank, N. A.	12/07/23	10,700
USD	984,239	PEN	3,672,000	Goldman Sachs Bank USA	12/07/23	18,300
USD	1,259,067	PHP	71,515,000	Citibank, N. A.	12/07/23	(3,707)
USD	1,972,203	PLN	8,585,000	BNP Paribas S.A.	12/07/23	11,036
USD	1,330,960	PLN	5,821,000	Canadian Imperial Bk. of Comm.	12/07/23	1,204
USD	1,375,144	THB	48,907,000	JPMorgan Chase Bank, N.A.	12/07/23	29,819
USD	13,433	TRY	386,000	State Street Bank and Trust Co	12/07/23	375
USD	1,482,113	ZAR	28,275,000	State Street Bank and Trust Co	12/07/23	(2,478)
ZAR	2,832,000	USD	147,082	Bank of America, N.A.	12/07/23	1,614
ZAR	25,443,000	USD	1,338,497	State Street Bank and Trust Co	12/07/23	(2,601)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,100,195)
Unrealized Appreciation						153,034
Unrealized Depreciation						(1,253,229)

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,479,033 or 0.9% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $1,040,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	52,392,505	177,915,819	164,992,841	1,701,131	-	-	65,315,483	0.2%
Total	52,392,505	177,915,819	164,992,841	1,701,131	-	-	65,315,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.